(registered trademark)
FIDELITY
U.S. EQUITY INDEX
PORTFOLIO


SEMIANNUAL REPORT
AUGUST 31, 1995
UEI-SANN-1095
4141
CHECK PAGE NUMBERS !!!

CONTENTS



PRESIDENT'S MESSAGE     3    Ned Johnson on investing strategies.

PERFORMANCE             4    How the fund has done over time.

FUND TALK               6    The manager's review of fund performance,
                             strategy and outlook.

INVESTMENT CHANGES      8    A summary of major shifts in the fund's investments

                             over the past six months.

INVESTMENTS             9    A complete list of the fund's investments
                             with their market values.

FINANCIAL STATEMENTS    17   Statements of assets and liabilities, operations, and
                             changes in net assets, as well as financial
                             highlights.

NOTES                   21   Notes to the financial statements.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY
INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY,
AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NEITHER THE FUND NOR
FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ
THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  (800) 962-1375
  "NOT FOR PROFIT" CLIENTS (800) 343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  (800) 843-3001
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $100,000 investment. Each performance figure includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells stocks that have grown in value). If Fidelity had not reimbursed certain expenses during the periods shown, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995    PAST 6   PAST 1   PAST 5    LIFE OF
                                 MONTHS   YEAR     YEARS     FUND

Fidelity U.S. Equity Index       16.62%   21.20%   99.40%    168.82%

S&P 500(registered trademark)    16.81%   21.45%   102.17%   174.80%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on February 17, 1988. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, you would have $1,050. For comparison, you can look at the performance of the Standard & Poor's Composite Index of 500 Stocks (S&P 500(registered trademark)) - a common proxy for the U.S. stock market. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995    PAST 1   PAST 5   LIFE OF
                                 YEAR     YEARS    FUND

Fidelity U.S. Equity Index       21.20%   14.80%   14.01%

S&P 500(registered trademark)    21.45%   15.12%   14.34%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$100,000 OVER LIFE OF FUND
                U.S. Equity Index (6Standard & Poor's
       02/17/88           100000.00         100000.00
       02/29/88           103400.00         103287.20
       03/31/88           100200.00         100095.63
       04/30/88           100900.00         101206.69
       05/31/88           101700.00         102087.19
       06/30/88           106307.66         106772.99
       07/31/88           106106.12         106367.25
       08/31/88           102478.56         102750.77
       09/30/88           106727.95         107127.95
       10/31/88           109774.42         110106.11
       11/30/88           108149.64         108531.59
       12/31/88           110097.82         110430.89
       01/31/89           118116.15         118514.43
       02/28/89           115237.77         115563.42
       03/31/89           117909.83         118256.05
       04/30/89           124121.06         124393.54
       05/31/89           129090.04         129431.48
       06/30/89           128241.53         128693.72
       07/31/89           139909.33         140314.76
       08/31/89           142513.74         143064.93
       09/30/89           141893.01         142478.36
       10/31/89           138644.36         139172.87
       11/30/89           141473.83         142011.99
       12/31/89           144725.54         145420.28
       01/31/90           134955.49         135662.58
       02/28/90           136673.30         137412.63
       03/31/90           140223.80         141054.06
       04/30/90           136761.48         137527.71
       05/31/90           150069.76         150936.66
       06/30/90           148986.99         149910.29
       07/31/90           148442.05         149430.58
       08/31/90           134818.51         135922.05
       09/30/90           128134.08         129302.65
       10/31/90           127584.62         128746.65
       11/30/90           135826.52         137063.68
       12/31/90           139466.56         140887.76
       01/31/91           145578.64         147030.47
       02/28/91           155913.61         157543.14
       03/31/91           159698.26         161355.69
       04/30/91           160033.99         161742.94
       05/31/91           166860.62         168730.24
       06/30/91           159228.10         161002.39
       07/31/91           166552.82         168505.10
       08/31/91           170496.90         172498.67
       09/30/91           167580.91         169617.95
       10/31/91           169850.12         171890.83
       11/30/91           162929.04         164963.63
       12/31/91           181531.43         183835.47
       01/31/92           178058.25         180416.13
       02/29/92           180373.71         182761.54
       03/31/92           176779.44         179197.69
       04/30/92           181906.86         184466.10
       05/31/92           182839.12         185369.98
       06/30/92           180038.56         182607.97
       07/31/92           187427.76         190076.64
       08/31/92           183557.23         186180.06
       09/30/92           185665.45         188376.99
       10/31/92           186137.58         189036.31
       11/30/92           192511.35         195482.45
       12/31/92           194881.43         197886.88
       01/31/93           196428.11         199549.13
       02/28/93           199045.56         202263.00
       03/31/93           203226.03         206530.75
       04/30/93           198196.34         201532.70
       05/31/93           203494.42         206933.78
       06/30/93           203983.98         207533.89
       07/31/93           203136.06         206703.75
       08/31/93           210888.42         214537.82
       09/30/93           209194.01         212885.88
       10/31/93           213458.30         217292.62
       11/30/93           211387.07         215228.34
       12/31/93           213970.37         217832.60
       01/31/94           221156.41         225238.91
       02/28/94           215085.45         219134.94
       03/31/94           205615.39         209580.65
       04/30/94           208239.11         212263.29
       05/31/94           211615.97         215744.41
       06/30/94           206450.46         210458.67
       07/31/94           213244.07         217361.71
       08/31/94           221799.00         226273.54
       09/30/94           216368.29         220729.84
       10/31/94           221176.47         225696.26
       11/30/94           213078.48         217476.40
       12/31/94           216308.29         220701.58
       01/31/95           221808.74         226424.37
       02/28/95           230507.12         235248.13
       03/31/95           237188.64         242190.30
       04/30/95           244138.93         249322.80
       05/31/95           253796.32         259288.24
       06/30/95           259633.20         265311.50
       07/31/95           268175.46         274109.23
       08/31/95           268822.61         274797.25

$100,000 OVER LIFE OF FUND: Let's say you invested $100,000 in Fidelity U.S. Equity Index Portfolio on February 17, 1988, when the fund started. As the chart shows, by August 31, 1995, the value of your investment would have grown to $268,823 - a 168.82% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $100,000 investment in the S&P 500 would have grown to $274,797 - a 174.80% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of growth in the long run and volatility in the short run. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Jennifer Farrelly,
Portfolio Manager
of Fidelity U.S.
Equity Index
Portfolio
Q. JENNIFER, HOW DID THE FUND DO?
A. The past six months have been rewarding for investors in U.S. stock markets. From February 28, 1995, through August 31, 1995, the fund had a total return of 16.62%. That compared to a total return of 16.81% for the Standard & Poor's Composite Index of 500 Stocks - the fund's benchmark. For the 12 months ended August 31, 1995, the fund rose 21.20%, while the index was up 21.45%. The fund attempts to mimic the stock investments of the index, so this slight difference in returns is due mainly to management and other expenses.
Q. ASIDE FROM A SMALL DOWNWARD SLIDE IN AUGUST, STOCKS CONTINUED TO MOVE STEADILY UPWARD OVER THE PAST SIX MONTHS. WHAT ACCOUNTED FOR THE ADVANCES?
A. The factors that have driven the market to new highs really haven't changed much since the end of February. They remain excellent corporate earnings and a favorable interest rate and economic backdrop. Traditionally, stock prices tend to follow earnings over time, and scores of U.S. companies have posted strong earnings in recent months. The growth in the economy through the end of 1994 helped. In addition, effective cost-cutting measures undertaken by many companies in recent years have made their way to the bottom line in 1995. This year's improving interest rate environment also has boosted stocks. In July, the Federal Reserve Board reacted to economic weakness triggered by 1994's rising interest rates by lowering the federal funds rate - the rate banks charge each other for overnight loans. An environment of stable to falling interest rates generally helps stocks in large part because companies can borrow money at more attractive rates.
Q. THROUGH THE FIRST FEW MONTHS OF 1995, LARGE-CAPITALIZATION STOCKS LED THE MARKET RALLY. IS THAT STILL THE CASE?
A. Momentum now seems to have swung back to the small- and mid-cap stocks, which the rally somewhat left behind earlier this year and were pretty cheap as a result. Near the end of 1994 and into 1995, investors began to gravitate toward large U.S. companies that had traditionally offered steady earnings growth in the face of higher interest rates. In addition, the weak U.S. dollar enhanced the earnings generated by these companies' significant overseas operations when converted back into U.S. dollars. That served to further boost overall profitability. Examples of large-cap stocks that were solid contributors to the fund's performance over the past six months included Philip Morris, Coca-Cola and pharmaceutical company Merck. However, as I said, small-cap stocks have picked up steam in recent months and rebounded on the strength of excellent earnings growth and attractive valuations - prices relative to earnings.
Q. OVERALL, WHICH SECTORS OF THE MARKET SHOWED THE STRONGEST PERFORMANCE SINCE THE END OF FEBRUARY?
A. No doubt, the most explosive earnings growth of the past six months belonged to the technology sector, which made up roughly 12% of the fund at the end of the period. Corporations around the world have continued their relentless commitment to technology and the greater efficiency it provides in the workplace. That has maintained strong demand for personal computers and related products. Semiconductor manufacturers Intel, Motorola and Micron Technology have shown strong earnings growth due, in part, to the consistently strong demand for their products. In addition, IBM benefited from a multi-year cost-cutting effort and increasing revenues, while Hewlett-Packard - which manufactures computers, calculators, workstations, printers and the like - also experienced strong earnings growth and stock performance.
Q. FINANCIAL STOCKS ALSO SEEMED TO TURN IN SOLID OVERALL PERFORMANCE . . .
A. They did. Earlier this year, the stocks of many banks and other financial services companies were cheap, mainly due to concerns about the impact of higher interest rates on profitability. As it turned out, many of those concerns were unfounded as banks found ways to enhance profitability through cost controls and other measures. In addition, there was a wave of merger and acquisition activity in the sector, which drove prices higher. The banking industry appears to be undergoing a rapid consolidation - the $10 billion dollar merger of Chemical Banking and Chase Manhattan announced in August is a good example.
Q. HOW ABOUT STOCKS THAT DIDN'T DO SO WELL?
A. Most were individual stories rather than part of an entire sector that lagged. Examples included retailer Home Depot, which lost business due to heavy rains in California and the Southeast; health maintenance organization U.S. HealthCare, which was forced to cut prices in order to gain subscribers; and General Mills, which experienced rising internal costs at the same time that increased competition forced the company to cut cereal prices.
Q. WHAT'S IN STORE FOR THE NEXT SIX MONTHS?
A. I can't predict movements in the market, but I can say that chances are slim that we'll see gains in the second half of the year that rival those posted in the first half. First, stocks are generally more expensive than they were six months ago, which may mean that further gains this year may be more difficult to come by. Second, with the economy growing at a slower pace, it may be tough for many companies to sustain the strong earnings growth that we saw from January through August. On the other hand, slower economic growth may lead to further cuts in interest rates, which would most likely be favorable for stocks. In addition, it appears as if inflation is well under control for now. It should be an interesting next six months.
FUND FACTS
GOAL: to provide returns consistent with those of the Standard & Poor's 500 index
START DATE: February 17, 1988
SIZE: as of August 31, 1995, more than
$2.9 billion
MANAGER: Jennifer Farrelly, since January
1994; manager, Fidelity Market Index Fund and VIP II: Index 500 Portfolio, since January
1994; manager, institutional enhanced index funds, since 1988; joined Fidelity in 1988
(checkmark)
JENNIFER FARRELLY ON THE HISTORY OF THE S&P
500:
"The S&P 500 is the benchmark of stock
market performance against which many U.S.
portfolios are measured. Standard & Poor's established the index in 1923 with only 233 companies to portray the price movement of the stock market. Until 1976, the index only included issues traded on the New York Stock
Exchange. However, over time, the configuration of the index broadened to encompass new sectors. Eventually, some stocks listed on the American Stock Exchange and traded in the over-the-counter market were included. The total market value of the S&P 500 now represents roughly 75% of the aggregate market value of the entire New York Stock
Exchange."
(solid bullet) Top-performing S&P 500 groups over the past six months include semiconductors, communications equipment manufacturers and defense companies. Groups posting the lowest returns include manufactured homes, steel and trucking.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF AUGUST 31, 1995

                                        % OF FUND'S    % OF FUND'S INVESTMENTS
                                        INVESTMENTS    IN THESE STOCKS
                                                       6 MONTHS AGO

General Electric Co.                    2.3            2.5

AT&T Corp.                              2.1            2.2

Exxon Corp.                             2.0            2.1

Coca-Cola Company (The)                 1.9            1.9

Royal Dutch Petroleum Co.               1.5            1.6

Philip Morris Companies, Inc.           1.5            1.4

Merck & Co., Inc.                       1.4            1.4

International Business Machines Corp.   1.4            1.2

Wal-Mart Stores, Inc.                   1.3            1.5

Microsoft Corp.                         1.2            1.0

TOP TEN MARKET SECTORS AS OF AUGUST 31, 1995
                                    % OF FUND'S    % OF FUND'S INVESTMENTS
                                    INVESTMENTS    IN THESE MARKET SECTORS
                                                   6 MONTHS AGO

Utilities                           12.1           12.7

Finance                             12.0           10.8

Technology                          11.6           9.5

Nondurables                         10.6           11.3

Health                              9.2            9.1

Energy                              8.6            9.4

Basic Industries                    7.1            7.2

Industrial Machinery & Equipment    5.1            5.4

Retail & Wholesale                  4.8            5.4

Media & Leisure                     4.7            5.0

INVESTMENTS AUGUST 31, 1995 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.1%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.3%
Boeing Co.   236,904 $ 15,103
Lockheed Martin Corp.   139,086  8,467
McDonnell Douglas Corp.   80,336  6,447
Northrop Grumman Corp.   34,292  2,088
Rockwell International Corp.   150,184  6,721
  38,826
DEFENSE ELECTRONICS - 0.3%
Loral Corp.   58,648  3,211
Raytheon Co.   85,466  6,912
  10,123
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   43,743  2,302
TOTAL AEROSPACE & DEFENSE   51,251
BASIC INDUSTRIES - 7.1%
CHEMICALS & PLASTICS - 3.7%
Air Products & Chemicals, Inc.   77,479  4,155
Avery Dennison Corp.   37,068  1,520
Dow Chemical Co.   191,321  14,158
du Pont (E.I.) de Nemours & Co.   383,386  25,064
Eastman Chemical Co. (a)   57,751  3,732
Engelhard Corp.   99,066  2,799
FMC Corp. (a)   25,446  1,959
First Mississippi Corp.   14,227  471
Goodrich (B.F.) Co.  18,048  1,074
Grace (W.R.) & Co.   65,334  4,353
Great Lakes Chemical Corp.   46,017  3,043
Hercules, Inc.   80,871  4,498
Minnesota Mining & Manufacturing Co.   291,329  15,914
Monsanto Co.   79,193  7,513
Morton International, Inc.   102,765  3,340
Nalco Chemical Co.   47,017  1,646
PPG Industries, Inc.   143,023  6,114
Praxair, Inc.   95,830  2,492
Raychem Corp.   29,468  1,293
Rohm & Haas Co.   47,027  2,810
Union Carbide Corp.   100,502  3,568
  111,516
IRON & STEEL - 0.3%
Armco, Inc. (a)   73,487  459
Bethlehem Steel Corp. (a)   76,377  1,117
Inland Steel Industries, Inc.   33,667  922
Nucor Corp.   60,553  2,967
USX-U.S. Steel Group  56,437  1,848
Worthington Industries, Inc.   63,120  1,262
  8,575

 SHARES VALUE (NOTE 1)
  (000S)
METALS & MINING - 0.9%
Alcan Aluminium Ltd.   155,849 $ 5,088
Aluminum Co. of America  123,700  7,066
ASARCO, Inc.   29,183  945
Cyprus Amax Minerals Co.   64,329  1,801
Freeport-McMoRan Copper &
 Gold, Inc. Class B  143,000  3,343
Inco Ltd.   79,556  2,775
Phelps Dodge Corp.   48,189  3,054
Reynolds Metals Co.   43,709  2,612
  26,684
PACKAGING & CONTAINERS - 0.3%
Ball Corp.   20,879  710
Bemis Co., Inc.   35,679  1,035
Corning, Inc.   158,884  5,184
Crown Cork & Seal Co., Inc. (a)   62,635  2,819
  9,748
PAPER & FOREST PRODUCTS - 1.9%
Boise Cascade Corp.   32,774  1,405
Champion International Corp.   64,817  3,670
Crown Vantage, Inc.   5,688  138
Federal Paper Board Co., Inc.   31,702  1,256
Georgia-Pacific Corp.   62,794  5,651
International Paper Co.   87,839  7,192
James River Corp. of Virginia  56,881  1,977
Kimberly-Clark Corp.   111,279  7,108
Louisiana-Pacific Corp.   75,603  1,796
Mead Corp.   39,185  2,405
Potlatch Corp.   20,220  801
Scott Paper Co.   105,152  4,876
Stone Container Corp. (a)   62,794  1,366
Temple-Inland, Inc.   38,863  2,011
Union Camp Corp.   48,668  2,770
Westvaco Corp.   46,753  2,063
Weyerhaeuser Co.   142,688  6,564
Willamette Industries, Inc.   38,300  2,633
  55,682
TOTAL BASIC INDUSTRIES   212,205
CONGLOMERATES - 1.3%
Allied-Signal, Inc.   197,337  8,757
Crane Co.   20,882  752
Dial Corp. (The)  64,450  1,547
Harris Corp.   26,921  1,551
ITT Corp.   73,335  8,773
Teledyne, Inc.   38,239  908
Textron, Inc.   59,458  4,073
Tyco International Ltd.   52,874  3,126
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONGLOMERATES - CONTINUED
United Technologies Corp.   85,559 $ 7,133
Whitman Corp.   72,711  1,463
  38,083
CONSTRUCTION & REAL ESTATE - 0.5%
BUILDING MATERIALS - 0.3%
Armstrong World Industries, Inc.   25,958  1,489
Masco Corp.   109,008  3,052
Owens-Corning Fiberglas Corp. (a)  35,044  1,375
Sherwin-Williams Co.   59,156  2,122
  8,038
CONSTRUCTION - 0.0%
Centex Corp.   19,838  580
Kaufman & Broad Home Corp.   22,402  300
Morrison-Knudsen Corp.   22,909  178
Pulte Corp.   17,728  479
  1,537
ENGINEERING - 0.2%
EG & G, Inc.   37,237  708
Fluor Corp.   57,324  3,353
Foster Wheeler Corp.   24,960  920
  4,981
TOTAL CONSTRUCTION & REAL ESTATE   14,556
DURABLES - 3.7%
AUTOS, TIRES, & ACCESSORIES - 2.9%
Chrysler Corp.   256,020  13,793
Cooper Tire & Rubber Co.   57,977  1,507
Cummins Engine Co., Inc.   28,397  1,115
Dana Corp.   70,301  2,100
Eaton Corp.   53,885  2,917
Echlin, Inc.   41,208  1,422
Ford Motor Co.   712,471  21,819
General Motors Corp.   518,545  24,372
Genuine Parts Co.   85,239  3,356
Goodyear Tire & Rubber Co.   105,242  4,210
Johnson Controls, Inc.   28,247  1,720
NACCO Industries, Inc. Class A  6,314  363
Navistar International Corp. (a)   52,204  679
PACCAR, Inc.   26,914  1,332
Pep Boys - Manny, Moe & Jack  42,772  1,176
Snap-on Tools Corp.   28,811  1,181
TRW, Inc.   45,237  3,523
  86,585
CONSUMER ELECTRONICS - 0.3%
Black & Decker Corp.   56,880  1,841
Maytag Co.   74,592  1,156

 SHARES VALUE (NOTE 1)
  (000S)

Newell Co.   109,535 $ 2,738
Stanley Works  30,724  1,360
Whirlpool Corp.   51,231  2,792
  9,887
HOME FURNISHINGS - 0.0%
Bassett Furniture Industries, Inc.   9,688  240
Interco, Inc., Series 2
 (warrants) (a)  2  -
  240
TEXTILES & APPAREL - 0.5%
Fruit of the Loom, Inc. Class A  52,600  1,236
Liz Claiborne, Inc.   52,868  1,203
NIKE, Inc. Class B  50,036  4,635
Reebok International Ltd.   55,502  1,970
Russell Corp.   27,117  746
Springs Industries, Inc. Class A  14,025  605
Stride Rite Corp.   34,533  388
VF Corp.   43,982  2,408
  13,191
TOTAL DURABLES   109,903
ENERGY - 8.6%
COAL - 0.0%
Eastern Enterprises Co.   14,016  429
ENERGY SERVICES - 0.7%
Baker Hughes, Inc.   97,935  2,204
Dresser Industries, Inc.   126,540  3,037
Halliburton Co.   79,168  3,355
Helmerich & Payne, Inc.   17,072  489
McDermott International, Inc.   37,451  852
Rowan Companies, Inc. (a)   58,442  475
Schlumberger Ltd.   168,018  10,837
  21,249
OIL & GAS - 7.9%
Amerada Hess Corp.   64,430  3,052
Amoco Corp.   344,560  21,966
Ashland, Inc.   43,243  1,416
Atlantic Richfield Co.   111,508  12,168
Burlington Resources, Inc.   87,711  3,563
Chevron Corp.   452,333  21,882
Coastal Corp. (The)  72,695  2,381
Exxon Corp.   862,032  59,265
Kerr-McGee Corp.   35,799  1,969
Louisiana Land & Exploration Co.   23,255  890
Mobil Corp.   274,630  26,159
Occidental Petroleum Corp.   220,290  4,791
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Oryx Energy Co. (a)   71,783 $ 969
Pennzoil Co.   31,989  1,408
Phillips Petroleum Co.   181,752  5,975
Royal Dutch Petroleum Co.   371,895  44,348
Santa Fe Energy Resources, Inc. (a)   62,549  594
Sun Company, Inc.   53,037  1,412
Texaco, Inc.   180,150  11,665
USX-Marathon Group   206,288  4,255
Unocal Corp.   170,712  4,972
  235,100
TOTAL ENERGY   256,778
FINANCE - 12.0%
BANKS - 5.9%
Banc One Corp.   274,283  9,223BankAmerica Corp.   259,781  14,678
Bank of Boston Corp.   77,935  3,429
Bank of New York Co., Inc.   132,548  5,766
Bankers Trust New York Corp.   54,311  3,741
Barnett Banks, Inc.   67,380  3,849
Boatmen's Bancshares, Inc.   87,247  3,228
Chase Manhattan Corp.   123,232  7,086
Chemical Banking Corp.   167,058  9,731
Citicorp  275,718  18,301
CoreStates Financial Corp.   100,135  3,705
First Chicago Corp.   62,533  3,963
First Fidelity Bancorporation  56,138  3,670
First Interstate Bancorp  53,359  5,096
First Union Corp.   119,866  6,008
Fleet Financial Group, Inc.   98,048  3,628
Keycorp  164,931  5,113
Mellon Bank Corp.   101,709  4,818
Morgan (J.P.) & Co., Inc.   130,231  9,491
NBD Bancorp, Inc.   111,157  3,974
National City Corp.   101,647  3,024
NationsBank Corp.   188,243  11,553
Norwest Corp.   224,767  6,771
PNC Financial Corp.   158,670  4,165
Republic New York Corp.   36,200  2,036
Shawmut National Corp.   86,402  2,797
SunTrust Banks, Inc.   79,751  4,895
U.S. Bancorp  68,171  1,951
Wachovia Corp.   118,719  4,719
Wells Fargo & Co.   34,530  6,436
  176,845

 SHARES VALUE (NOTE 1)
  (000S)

CREDIT & OTHER FINANCE - 1.1%
American Express Co.   344,046 $ 13,891
Beneficial Corp.   36,627  1,799
Dean Witter Discover & Co.   117,110  5,973
Household International, Inc.   66,955  3,758
MBNA Corp.   103,133  3,661
Transamerica Corp.  48,148  3,274
  32,356
FEDERAL SPONSORED CREDIT - 0.9%
Federal Home Loan Mortgage
 Corporation  121,828  7,827
Federal National Mortgage Association  189,238  18,049
  25,876
INSURANCE - 3.6%
Aetna Life & Casualty Co.   78,178  5,336
Alexander & Alexander Services, Inc.   30,673  709
Allstate Corp.   311,807  10,562
American General Corp.   142,040  5,007
American International Group, Inc.   328,773  26,507
CIGNA Corp.   50,016  4,839
Chubb Corp. (The)  60,406  5,512
General Re Corp.   56,942  8,463
Jefferson Pilot Corp.   33,677  2,117
Lincoln National Corp.   65,702  2,825
Loews Corp.   40,947  5,379
Marsh & McLennan Companies, Inc.   50,634  4,171
Providian Corp.   66,823  2,564
SAFECO Corp.   43,790  2,830
St. Paul Companies, Inc. (The)  58,505  3,174
Torchmark Corp.   49,712  1,988
Travelers, Inc. (The)  221,767  10,645
UNUM Corp.   50,452  2,422
USF&G Corp.   76,746  1,391
USLIFE Corp.   15,972  689
  107,130
SAVINGS & LOANS - 0.2%
Ahmanson (H.F.) & Co.   72,165  1,714
Golden West Financial Corp.   41,045  1,960
Great Western Financial Corp.   93,632  2,189
  5,863
SECURITIES INDUSTRY - 0.3%
Merrill Lynch & Co., Inc.   122,054  7,033
Salomon, Inc.   73,629  2,826
  9,859
TOTAL FINANCE   357,929
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 9.2%
DRUGS & PHARMACEUTICALS - 5.4%
Allergan, Inc.   42,703 $ 1,297
ALZA Corp. Class A (a)  56,878  1,351
American Home Products Corp.   213,869  16,468
Amgen, Inc. (a)   183,596  8,790
Bristol-Myers Squibb Co.   351,873  24,147
Lilly (Eli) & Co.   203,031  16,623
Merck & Co., Inc.   858,047  42,795
Pfizer, Inc.   438,144  21,633
Schering-Plough Corp.   258,240  12,040
Sigma Aldrich Corp.   34,533  1,658
Upjohn Co.   119,977  5,084
Warner-Lambert Co.   93,463  8,447
  160,333
MEDICAL EQUIPMENT & SUPPLIES - 2.9%
Abbott Laboratories  553,695  21,456
Bard (C.R.), Inc.   36,115  1,120
Bausch & Lomb, Inc.   40,317  1,603
Baxter International, Inc.   193,861  7,561
Becton, Dickinson & Co.   46,554  2,624
Biomet, Inc. (a)   80,597  1,300
Boston Scientific Corp.   104,049  4,136
Johnson & Johnson  447,891  30,904
Mallinckrodt Group, Inc.   53,128  1,999
Medtronic, Inc.   80,136  7,563
Millipore Corp.   31,368  1,094
Pall Corp.   80,630  1,764
St. Jude Medical, Inc.   32,198  1,920
U.S. Surgical Corp.   39,433  1,001
  86,045
MEDICAL FACILITIES MANAGEMENT - 0.9%
Beverly Enterprises, Inc. (a)   68,133  903
Columbia/HCA Healthcare Corp.   307,419  14,449
Community Psychiatric Centers  30,252  355
Manor Care, Inc.   43,263  1,401
Tenet Healthcare Corp.   138,574  2,200
United HealthCare Corp.   120,258  5,081
U.S. Healthcare, Inc.   111,169  3,557
  27,946
TOTAL HEALTH   274,324
HOLDING COMPANIES - 0.3%
CINergy Corp.   107,640  2,758
Norfolk Southern Corp.   91,491  6,473
  9,231

 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 5.1%
ELECTRICAL EQUIPMENT - 3.1%
Emerson Electric Co.   161,955 $ 11,560
General Electric Co.   1,175,269  69,194
General Signal Corp.   32,900  1,168
Grainger (W.W.), Inc.   35,164  2,092
Honeywell, Inc.   88,370  3,866
Scientific-Atlanta, Inc.   53,158  1,063
Westinghouse Electric Corp.   248,379  3,384
Zenith Electronics Corp. (a)   32,514  276
  92,603
INDUSTRIAL MACHINERY & EQUIPMENT - 1.4%
Briggs & Stratton Corp.   20,853  790
Caterpillar, Inc.   138,642  9,306
Cincinnati Milacron, Inc.   23,582  781
Cooper Industries, Inc.   74,539  2,832
Deere & Co.   55,479  4,743
Dover Corp.   39,425  3,144
Giddings & Lewis, Inc.   23,969  392
Harnischfeger Industries, Inc.   30,402  1,117
Illinois Tool Works, Inc.   79,301  4,857
Ingersoll-Rand Co.   73,203  2,773
Parker-Hannifin Corp.   51,276  2,032
Tenneco, Inc.   127,233  6,171
Timken Co.   21,531  972
TRINOVA Corp.   19,938  733
Varity Corp. (a)   29,065  1,322
  41,965
POLLUTION CONTROL - 0.6%
Browning-Ferris Industries, Inc.   147,640  4,964
Laidlaw, Inc. Class B  192,266  1,735
Ogden Corp.   33,868  787
Safety Kleen Corp.   40,005  540
WMX Technologies, Inc.   335,704  9,861
Zurn Industries, Inc.   8,648  189
  18,076
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   152,644
MEDIA & LEISURE - 4.7%
BROADCASTING - 1.7%
CBS, Inc.   45,037  3,592
Capital Cities/ABC, Inc.   106,752  12,276
Comcast Corp. Class A   166,187  3,552
TCI Group Class A (a)  453,055  8,382
Time Warner, Inc.   263,675  11,107
Viacom, Inc. Class B (non-vtg.) (a)  249,606  12,137
  51,046
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.7%
Disney (Walt) Co.   361,456 $ 20,287
King World Productions, Inc. (a)   25,373  964
  21,251
LEISURE DURABLES & TOYS - 0.3%
Brunswick Corp.   66,359  1,335
Fleetwood Enterprises, Inc.   31,854  625
Hasbro, Inc.   60,777  1,968
Mattel, Inc.   153,477  4,451
Outboard Marine Corp.   13,842  296
  8,675
LODGING & GAMING - 0.3%
Bally Entertainment Corp. (a)   32,537  395
Harrah's Entertainment, Inc.   71,037  2,264
Hilton Hotels Corp.   33,526  2,229
Marriott International, Inc.   84,926  3,015
  7,903
PUBLISHING - 1.0%
American Greetings Corp. Class A  51,492  1,583
Dow Jones & Co., Inc.   67,219  2,462
Dun & Bradstreet Corp.   117,714  6,813
Gannett Co., Inc.   97,158  5,198
Harcourt General, Inc.   50,272  2,093
Knight-Ridder, Inc.   35,000  1,969
McGraw-Hill, Inc.   34,497  2,717
Meredith Corp.   19,002  746
New York Times Co. (The) Class A  67,461  1,678
Times Mirror Co. Class A  77,718  2,380
Tribune Co.   45,570  3,053
  30,692
RESTAURANTS - 0.7%
Darden Restaurants, Inc.   109,720  1,125
Luby's Cafeterias, Inc.   16,425  326
McDonald's Corp.   481,297  17,567
Ryan's Family Steak Houses, Inc. (a)   37,019  278
Shoney's, Inc. (a)   28,661  333
Wendy's International, Inc.   70,744  1,388
  21,017
TOTAL MEDIA & LEISURE   140,584
NONDURABLES - 10.6%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   58,667  2,523
BEVERAGES - 3.4%
Anheuser-Busch Companies, Inc.   177,802  10,157
Brown-Forman Corp. Class B  47,943  1,774

 SHARES VALUE (NOTE 1)
  (000S)

Coca-Cola Company (The)  879,584 $ 56,513
Coors (Adolph) Co. Class B  26,675  453
PepsiCo, Inc.   546,402  24,725
Seagram Co. Ltd.   258,787  9,532
  103,154
FOODS - 2.6%
Archer-Daniels-Midland Co.   376,062  6,252
CPC International, Inc.   101,435  6,378
Campbell Soup Co.   172,805  7,906
ConAgra, Inc.   170,356  6,452
General Mills, Inc.   109,620  5,659
Heinz (H.J.) Co.   169,049  7,163
Hershey Foods Corp.   58,532  3,505
Kellogg Co.   152,605  10,301
Quaker Oats Co.   92,921  3,229
Ralston Purina Co.   69,701  3,624
Sara Lee Corp.   332,732  9,233
SYSCO Corp.   126,477  3,636
Wrigley (Wm.) Jr. Company  80,582  3,636
  76,974
HOUSEHOLD PRODUCTS - 2.7%
Alberto Culver Co. Class B  19,317  551
Avon Products, Inc.   47,469  3,352
Clorox Co.   36,735  2,484
Colgate-Palmolive Co.   100,498  6,834
Gillette Co.   307,448  12,836
International Flavors & Fragrances, Inc.   77,513  3,711
Premark International, Inc.   42,308  2,216
Procter & Gamble Co.   477,032  33,094
Rubbermaid, Inc.   111,705  3,323
Unilever NV ADR  111,143  13,740
  82,141
TOBACCO - 1.8%
American Brands, Inc.   131,104  5,506
Philip Morris Companies, Inc.   586,285  43,752
UST, Inc.   135,818  3,701
  52,959
TOTAL NONDURABLES   317,751
PRECIOUS METALS - 0.6%
Barrick Gold Corp.   245,257  6,182
Echo Bay Mines Ltd.   78,162  814
Homestake Mining Co.   95,631  1,578
Newmont Mining Corp.   59,821  2,602
Placer Dome, Inc.   165,558  4,296
Santa Fe Pacific Gold Corp.   91,071  1,104
  16,576
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 4.8%
APPAREL STORES - 0.4%
Brown Group, Inc.   12,525 $ 229
Charming Shoppes, Inc.   71,308  374
Gap, Inc.   99,920  3,210
Limited, Inc. (The)  247,807  4,584
Melville Corp.   72,672  2,425
TJX Companies, Inc.   50,144  627
  11,449
DRUG STORES - 0.2%
Long Drug Stores, Inc.   14,264  528
Rite Aid Corp.   58,407  1,635
Walgreen Co.   170,860  4,186
  6,349
GENERAL MERCHANDISE STORES - 2.7%
Dayton Hudson Corp.   49,652  3,631
Dillard Department Stores, Inc. Class A  78,477  2,423
K mart Corp.   316,981  4,319
May Department Stores Co. (The)  172,277  7,300
Mercantile Stores Co., Inc.   25,493  1,169
Nordstrom, Inc.   57,161  2,358
Penney (J.C.) Co., Inc.   161,347  7,301
Price/Costco, Inc. (a)   135,090  2,280
Sears, Roebuck & Co.   269,603  8,728
Wal-Mart Stores, Inc.   1,594,192  39,257
Woolworth Corp.   91,922  1,229
  79,995
GROCERY STORES - 0.6%
Albertson's, Inc.   176,208  5,617
American Stores Co.   102,911  3,023
Bruno's, Inc  1,490  18
Fleming Companies, Inc.   25,923  755
Giant Food, Inc. Class A  41,203  1,282
Great Atlantic & Pacific Tea Co., Inc.   26,433  750
Kroger Co. (The) (a)  78,911  2,574
Supervalu, Inc.   48,444  1,435
Winn-Dixie Stores, Inc.   52,678  3,134
  18,588
RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%
Circuit City Stores, Inc.   67,036  2,313
Handleman Co.   23,225  221
Home Depot, Inc. (The)  330,430  13,176
Lowe's Companies, Inc.   110,903  3,688
Tandy Corp.   51,017  3,169
Toys "R" Us, Inc. (a)   192,458  5,004
  27,571
TOTAL RETAIL & WHOLESALE   143,952

 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 0.8%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   54,352 $ 2,113
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   54,758  1,328
PRINTING - 0.4%
Alco Standard Corp.   38,249  3,079
Deluxe Corp.   57,186  1,787
Donnelley (R.R.) & Sons Co.   105,531  4,010
Harland (John H.) Co.   21,249  470
Moore Corporation Ltd.   69,089  1,439
  10,785
SERVICES - 0.3%
Block (H&R), Inc.   72,626  2,832
Ecolab, Inc.   45,333  1,241
Jostens, Inc.   31,654  760
National Service Industries, Inc.   33,490  971
Service Corp. International  66,719  2,335
Western Atlas, Inc. (a)   36,685  1,665
  9,804
TOTAL SERVICES   24,030
TECHNOLOGY - 11.6%
COMMUNICATIONS EQUIPMENT - 1.0%
Andrew Corp. (a)   26,823  1,562
Cabletron Systems, Inc.   49,652  2,625
Cisco Systems, Inc. (a)   186,361  12,230
DSC Communications Corp. (a)   79,207  4,158
Northern Telecom Ltd.   175,805  6,442
Tellabs, Inc.   60,800  2,842
  29,859
COMPUTER SERVICES & SOFTWARE - 2.8%
Autodesk, Inc.   32,968  1,521
Automatic Data Processing, Inc.   99,983  6,499
CUC International, Inc.   120,137  4,100
Ceridian Corp. (a)   31,746  1,389
Computer Associates International, Inc.   111,065  7,719
Computer Sciences Corp. (a)   38,127  2,297
First Data Corp.   83,186  4,856
Microsoft Corp. (a)   403,222  37,298
Novell, Inc. (a)   254,164  4,575
Oracle Systems Corp. (a)   299,327  12,010
Shared Medical Systems Corp.   15,973  589
  82,853
COMPUTERS & OFFICE EQUIPMENT - 3.7%
Amdahl Corp. (a)   81,843  747
Apple Computer, Inc.   83,992  3,612
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Compaq Computer Corp. (a)   181,467 $ 8,665
Cray Research, Inc. (a)   17,341  403
Data General Corp. (a)   25,765  251
Digital Equipment Corp. (a)   101,973  4,257
Hewlett-Packard Co.   354,092  28,327
Intergraph Corp. (a)   31,609  391
International Business Machines Corp.   402,993  41,659
Pitney Bowes, Inc.   105,162  4,272
Silicon Graphics, Inc. (a)   109,970  4,646
Sun Microsystems, Inc. (a)   64,271  3,720
Tandem Computers, Inc. (a)   80,637  988
Unisys Corp. (a)   118,760  950
Xerox Corp.   74,340  8,977
  111,865
ELECTRONIC INSTRUMENTS - 0.3%
Applied Materials, Inc.   58,362  6,070
Perkin-Elmer Corp.   29,116  994
Tektronix, Inc.   22,416  1,023
  8,087
ELECTRONICS - 3.3%
Advanced Micro Devices, Inc.   72,077  2,433
AMP, Inc.   146,498  5,951
Intel Corp.   574,754  35,276
Micron Technology, Inc.   142,504  10,955
Motorola, Inc.   408,340  30,523
National Semiconductor Corp. (a)   81,820  2,311
Texas Instruments, Inc.   129,138  9,669
Thomas & Betts Corp.   13,704  925
  98,043
PHOTOGRAPHIC EQUIPMENT - 0.5%
Eastman Kodak Co.   236,095  13,605
Polaroid Corp.   31,334  1,367
  14,972
TOTAL TECHNOLOGY   345,679
TRANSPORTATION - 1.4%
AIR TRANSPORTATION - 0.3%
AMR Corp. (a)   52,702  3,715
Delta Air Lines, Inc.   35,125  2,612
Southwest Airlines Co.   99,700  2,580
USAir Group, Inc. (a)   43,123  350
  9,257
RAILROADS - 0.9%
Burlington Northern, Inc.   62,113  4,301
CSX Corp.   64,245  5,300

 SHARES VALUE (NOTE 1)
  (000S)


Conrail, Inc.   51,860 $ 3,488
Santa Fe Pacific Corp.   105,632  2,997
Union Pacific Corp.   142,540  9,336
  25,422
TRUCKING & FREIGHT - 0.2%
Consolidated Freightways, Inc.   29,957  775
Federal Express Corp. (a)   38,973  2,796
Pittston Co. Services Group  28,851  734
Roadway Services, Inc.   27,190  1,495
Yellow Corp.   19,431  274
  6,074
TOTAL TRANSPORTATION   40,753
UTILITIES - 12.1%
CELLULAR - 0.4%
AirTouch Communications, Inc. (a)   343,031  11,149
ELECTRIC UTILITY - 3.3%
American Electric Power Co., Inc.   128,681  4,391
Baltimore Gas & Electric Co.   102,448  2,689
Carolina Power & Light Co.   108,510  3,323
Central & South West Corp.   132,624  3,249
Consolidated Edison Co. of
 New York, Inc.   162,935  4,603
Detroit Edison Company  100,441  3,076
Dominion Resources, Inc.   119,793  4,328
Duke Power Co.   142,066  5,771
Entergy Corp.   157,993  3,792
FPL Group, Inc.   128,629  5,000
General Public Utilities Corp.   79,891  2,287
Houston Industries, Inc.   91,066  3,859
Niagara Mohawk Power Corp.   100,240  1,203
Northern States Power Co.   46,851  1,997
Ohio Edison Co.   105,777  2,287
Peco Energy Co.   153,978  4,100
Pacific Gas & Electric Co.   298,410  8,579
PacifiCorp.   197,328  3,577
Public Service Enterprise Group, Inc.   169,864  4,671
SCEcorp  310,357  5,160
Southern Co.   461,842  9,756
Texas Utilities Co.   156,792  5,449
Unicom Corp.   148,828  4,186
Union Electric Co.   70,802  2,522
  99,855
GAS - 0.7%
Columbia Gas System, Inc. (The) (a)  35,150  1,239
Consolidated Natural Gas Co.   64,517  2,492
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - CONTINUED
Enron Corp.   174,576 $ 5,870
ENSERCH Corp.   46,513  762
NICOR, Inc.   35,138  900
Noram Energy Corp.   85,641  610
ONEOK, Inc.   18,821  412
Pacific Enterprises  56,920  1,366
Panhandle Eastern Corp.   103,647  2,591
Peoples Energy Corp.   24,166  659
Sonat, Inc.   59,891  1,902
Williams Companies, Inc.   70,194  2,571
  21,374
TELEPHONE SERVICES - 7.7%
AT&T Corp.   1,097,857  62,029
ALLTEL Corp.   131,089  3,703
Ameritech Corp.   383,950  19,677
Bell Atlantic Corp.   302,746  18,089
BellSouth Corp.   344,474  23,683
GTE Corp.   673,137  24,654
MCI Communications Corp.   471,595  11,348
NYNEX Corp.   295,329  13,290
Pacific Telesis Group  294,163  8,347
SBC Communications, Inc.   421,645  21,346
Sprint Corp.   241,726  8,581
U.S. West, Inc.   326,495  14,203
  228,950
TOTAL UTILITIES   361,328
TOTAL COMMON STOCKS
 (Cost $2,208,481)   2,867,557
NONCONVERTIBLE PREFERRED STOCKS - 0.0%
CONGLOMERATES - 0.0%
Teledyne, Inc., Series E, 8% (Cost $5)  374  6
U.S. TREASURY OBLIGATIONS (B) - 0.2%
 PRINCIPAL
 AMOUNT
 (000S)
U.S. Treasury Bill, yield at date of purchase
 5.40% to 5.51%, 9/21/95 $ 3,770  3,759
8 5/8%, 10/15/95  3,000  3,010
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $7,078)   6,769
REPURCHASE AGREEMENTS - 3.7%
 MATURITY VALUE
 AMOUNT (NOTE 1)
  (000S) (000S)
Investments in repurchase agreements
 (U.S. Treasury obligations), in a
 joint trading account at 5.82%
 dated 8/31/95 due 9/1/95  $ 110,624 $ 110,606
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $2,326,170)   $2,984,938
FUTURES CONTRACTS
AMOUNTS IN EXPIRATION UNDERLYING FACE UNREALIZED
THOUSANDS DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
214 S&P 500 Stock
 Index Futures Sept. 1995 $ 60,225 $ 238
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT
IN SECURITIES - 2.0%
LEGEND
1. Non-income producing
2. Securities pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,769,000. INCOME TAX INFORMATION
At August 31,1995, the aggregate cost of investment securities for income tax purposes was $2,330,368,000. Net unrealized appreciation aggregated $654,570,000, of which $711,651,000 related to appreciated investment securities and $57,081,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) AUGUST 31, 1995 (UNAUDITED)


ASSETS                                                                                                        3.        4.


5.Investment in securities, at value (including repurchase agreements of $110,606)                            6.        $ 2,984,938

(cost $2,326,170) - See accompanying schedule


7.Cash                                                                                                        8.         1




9.Receivable for fund shares sold                                                                             10.        11,644


11.Dividends receivable                                                                                       12.        7,969


13.Interest receivable                                                                                        14.        97


15.Receivable for daily variation on futures contracts                                                        16.        265


17.Other receivables                                                                                          18.        21


19.Receivable from investment adviser for expense reductions                                                  20.        642


21. 22.TOTAL ASSETS                                                                                           23.        3,005,577


LIABILITIES                                                                                                   24.       25.


26.Payable for investments purchased                                                                          $ 28      27.


28.Payable for fund shares redeemed                                                                            39,473   29.


30.Accrued management fee                                                                                      685      31.


32.Other payables and accrued expenses                                                                         1,075    33.


34.Collateral on securities loaned, at value                                                                   36,600   35.


36. 37.TOTAL LIABILITIES                                                                                      38.        77,861


39.NET ASSETS                                                                                                 40.       $ 2,927,716


41.Net Assets consist of:                                                                                     42.       43.


44.Paid in capital                                                                                            45.       $ 2,244,683


46.Undistributed net investment income                                                                        47.        14,399


48.Accumulated undistributed net realized gain (loss) on investments and foreign currency                     49.        9,628

transactions


50.Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign            51.        659,006

currencies


52.NET ASSETS, for 140,958 shares outstanding                                                                 53.       $ 2,927,716


54.NET ASSET VALUE, offering price and redemption price per share ($2,927,716 (divided by) 140,958 shares)    55.        $20.77



STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

INVESTMENT INCOME                                                          57.        $ 32,826
56.Dividends

58.Interest (including income on securities loaned of $78)                 59.         3,448

60. 61.TOTAL INCOME                                                        62.         36,274

EXPENSES                                                                   63.        64.

65.Management fee                                                          $ 3,662    66.

67.Transfer agent fees                                                      3,184     68.

69.Accounting and security lending fees                                     378       70.

71.Non-interested trustees' compensation                                    10        72.

73.Custodian fees and expenses                                              54        74.

75.Registration fees                                                        145       76.

77.Audit                                                                    29        78.


79.Legal                                                                    10        80.


81.Miscellaneous                                                            4         82.

83. Total expenses before reductions                                        7,476     84.

85. Expense reductions                                                      (3,726)    3,750

86.87.NET INVESTMENT INCOME                                                88.         32,524

REALIZED AND UNREALIZED GAIN (LOSS)                                        90.        91.
89.Net realized gain (loss) on:

92. Investment securities                                                   2,898     93.

94. Futures contracts                                                       16,241     19,139

95.Change in net unrealized appreciation (depreciation) on:                96.        97.

98. Investment securities                                                   347,495   99.

100. Futures contracts                                                      (3,951)    343,544

101.102.NET GAIN (LOSS)                                                    103.        362,683

104.105.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    106.       $ 395,207


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                                                   SIX MONTHS      YEAR ENDED
                                                                                       ENDED AUGUST    FEBRUARY 28,
                                                                                       31,1995         1995
                                                                                       (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

107.Operations                                                                         $ 32,524        $ 51,880
Net investment income

108. Net realized gain (loss)                                                           19,139          2,043

109. Change in net unrealized appreciation (depreciation)                               343,544         95,982

110.                                                                                    395,207         149,905
111.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

112.Distributions to shareholders                                                       (25,916)        (48,368)
From net investment income

113. From net realized gain                                                             (948)           (8,480)

114. In excess of net realized gain                                                     (1,595)         (4,020)

115. 116.TOTAL DISTRIBUTIONS                                                            (28,459)        (60,868)

117.Share transactions                                                                  715,481         944,087
Net proceeds from sales of shares

118. Reinvestment of distributions                                                      27,274          58,211

119. Cost of shares redeemed                                                            (416,679)       (748,697)

120.121.                                                                                326,076         253,601
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS

122.                                                                                    692,824         342,638
123.TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS                                                                             124.            125.

126. Beginning of period                                                                2,234,892       1,892,254

127.                                                                                   $ 2,927,716     $ 2,234,892
End of period (including undistributed net investment income of $14,399 and $7,791, respectively)

OTHER INFORMATION                                                                      129.            130.
128.Shares

131. Sold                                                                               37,250          55,584

132. Issued in reinvestment of distributions                                            1,457           3,459

133. Redeemed                                                                           (21,798)        (44,005)

134. Net increase (decrease)                                                            16,909          15,038


FINANCIAL HIGHLIGHTS



135.                 SIX MONTHS      YEARS ENDED FEBRUARY              FOUR MONTHS    YEARS ENDED OCTOBER 31,
                     ENDED AUGUST    28,                               ENDED
                     31, 1995                                          FEBRUARY 28,

136.                 (UNAUDITED)     1995                    1994  D   1993           1992                      1991      1990

137.138.SELECTED PER-SHARE DATA

139.Net asset value,
beginning of         $ 18.02         $ 17.36                 $ 16.73   $ 15.77        $ 14.97                   $ 11.61   $ 13.23
period

140.Income from Investment
Operations

141. Net investment
income                .24             .43                     .44       .15            .42                       .42       .44

142. Net realized and
unrealized            2.73            .77                     .88       .94            .97                       3.38      (1.44)
gain (loss)

143. Total from
investment operations 2.97            1.20                    1.32      1.09           1.39                      3.80      (1.00)

144.Less Distributions(.20)           (.43)                   (.44)     (.13)          (.43)                     (.44)     (.48)
From net investment income

145. From net realized
gain                  (.01)           (.07)                   (.25)     -              (.16)                     -         (.14)

146. In excess of net
realized gain         (.01)           (.04)                   -         -              -                         -         -

147. Total
distributions         (.22)           (.54)                   (.69)     (.13)          (.59)                     (.44)     (.62)

148.Net asset value,
end of period       $ 20.77         $ 18.02                 $ 17.36   $ 16.73        $ 15.77                   $ 14.97   $ 11.61

149.150.TOTAL
RETURN151.B, C       16.62%          7.17%                   8.06%     6.93%          9.59%                     33.13%    (7.98)
                                                                                                                  %

152.153.RATIOS
AND SUPPLEMENTAL
DATA

154.Net assets,
end of period        $ 2,928         $ 2,235                 $ 1,892   $ 1,472        $ 1,455                   $ 960     $ 436
(in millions)

155.Ratio of expenses
to average net      .28%            .28%                    .28%      .28%           .28%                      .28%      .28%
assets               A                                                 A

156.Ratio of expenses
to average net      .56%            .59%                    .61%      .66%           .64%                      .67%      .66%
assets before expense
reductions           A                                                 A

157.Ratio of net
investment
income to           2.45%           2.65%                   2.59%     2.95%          2.78%                     3.14%     3.55%
average net assets  A                                                 A

158.Portfolio
turnover rate        2%              11%                     4%        28%            6%                        4%        2%
                     A                                                 A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE MARCH 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity U.S. Equity Index Portfolio (the fund) is a fund of Fidelity Institutional Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock market. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts and written options involve, to varying degrees, risk of loss in excess of the futures variation margin or the option value reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $400,671,000 and $22,785,000 respectively, of which U.S. government obligations sales aggregated $500,000.
The market value of futures contracts opened and closed during the period amounted to $463,259,000 and $494,839,000 respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .28% of the fund's average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Co., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $35,775,000 and $36,600,000, respectively.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .28% of average net assets. For the period, the reimbursement reduced the expenses by $3,726,000.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
William J. Hayes, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
* INDEPENDENT TRUSTEES


(registered trademark)
FIDELITY
U.S. BOND INDEX
PORTFOLIO



SEMIANNUAL REPORT
AUGUST 31, 1995
UEI-SANN-1095
4141
CHECK PAGE NUMBERS !!!

CONTENTS



PRESIDENT'S MESSAGE     3    Ned Johnson on investing strategies.

PERFORMANCE             4    How the fund has done over time.

FUND TALK               7    The manager's review of fund performance,
                             strategy and outlook.

INVESTMENT CHANGES      9    A summary of major shifts in the fund's investments

                             over the past six months.

INVESTMENTS             10   A complete list of the fund's investments
                             with their market values.

FINANCIAL STATEMENTS    15   Statements of assets and liabilities, operations, and
                             changes in net assets, as well as financial
                             highlights.

NOTES                   19   Notes to the financial statements.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY
INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY,
AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NEITHER THE FUND NOR
FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ
THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  (800) 962-1375
  "NOT FOR PROFIT" CLIENTS (800) 343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  (800) 843-3001
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $100,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells investments that have grown in value). You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995          PAST 6   PAST 1   PAST 5   LIFE OF
                                       MONTHS   YEAR     YEARS    FUND

Fidelity U.S. Bond Index               7.65%    11.06%   60.00%   66.23%

Lehman Brothers Aggregate Bond Index   7.79%    11.30%   58.25%   n/a

Consumer Price Index                   1.33%    2.62%    16.19%   19.45%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund began on March 8, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond index - a broad measure of the U.S. bond market. This benchmark includes reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995          PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Fidelity U.S. Bond Index               11.06%   9.86%    9.70%

Lehman Brothers Aggregate Bond Index   11.30%   9.61%    n/a

Consumer Price Index                   2.62%    3.05%    3.28%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$100,000 OVER LIFE OF FUND
             Fidelity U.S. BoAggregate Bond In
     03/31/90       100000.00        100000.00
     04/30/90        98902.15         99083.85
     05/31/90       101848.95        102017.56
     06/30/90       103292.33        103654.45
     07/31/90       104861.22        105088.32
     08/31/90       103552.16        103684.91
     09/30/90       104402.79        104542.69
     10/31/90       105789.54        105869.96
     11/30/90       107912.50        108148.92
     12/31/90       109639.21        109834.03
     01/31/91       110945.71        111191.76
     02/28/91       111681.88        112140.90
     03/31/91       112576.12        112912.39
     04/30/91       113908.49        114135.62
     05/31/91       114705.78        114803.07
     06/30/91       114615.95        114744.70
     07/31/91       116187.72        116335.90
     08/31/91       118683.01        118853.42
     09/30/91       121180.35        121261.80
     10/31/91       122572.41        122611.92
     11/30/91       123844.13        123736.17
     12/31/91       127589.08        127410.92
     01/31/92       126089.97        125677.60
     02/29/92       126777.95        126494.77
     03/31/92       126332.45        125781.65
     04/30/92       127155.26        126690.18
     05/31/92       129563.14        129080.80
     06/30/92       131479.59        130857.27
     07/31/92       134384.15        133527.05
     08/31/92       135838.15        134879.71
     09/30/92       137508.23        136478.53
     10/31/92       135863.12        134669.07
     11/30/92       135802.95        134699.52
     12/31/92       137757.58        136841.44
     01/31/93       140497.88        139465.54
     02/28/93       143334.37        141906.91
     03/31/93       143928.53        142498.22
     04/30/93       145002.76        143490.51
     05/31/93       145185.54        143673.23
     06/30/93       147708.62        146277.03
     07/31/93       148811.04        147104.35
     08/31/93       151228.58        149682.77
     09/30/93       151744.97        150093.90
     10/31/93       152254.90        150654.76
     11/30/93       151011.43        149373.16
     12/31/93       151827.73        150182.72
     01/31/94       153733.24        152210.44
     02/28/94       151041.86        149566.03
     03/31/94       147851.94        145878.59
     04/30/94       146592.88        144713.73
     05/31/94       146472.17        144693.43
     06/30/94       146357.40        144373.67
     07/31/94       148983.72        147241.40
     08/31/94       149184.14        147424.12
     09/30/94       147199.85        145254.29
     10/31/94       147124.76        145124.86
     11/30/94       146887.75        144802.56
     12/31/94       147861.23        145802.46
     01/31/95       150615.89        148687.95
     02/28/95       153906.27        152223.12
     03/31/95       154741.75        153157.04
     04/30/95       156921.63        155296.42
     05/31/95       162915.09        161305.96
     06/30/95       164175.49        162488.58
     07/31/95       163920.93        162125.67
     08/31/95       165680.40        164082.33

$100,000 OVER LIFE OF FUND: Let's say you invested $100,000 in Fidelity U.S. Bond Index Portfolio on March 31, 1990, shortly after the fund started. As the chart shows, by August 31, 1995, the value of your investment would have grown to $165,680 - a 65.68% increase on your initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $100,000 would have grown to $164,082 - a 64.08% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for
example, generally move in the opposite
direction of interest rates. In turn, the share
price, return, and yield of a fund that invests in
bonds will vary. That means if you sell your
shares during a market downturn, you might
lose money. But if you can ride out the market's
ups and downs, you may have a gain.
(checkmark)
DIVIDENDS AND YIELD
PERIODS ENDED AUGUST 31, 1995   PAST 1        PAST 6         PAST 1
                                MONTH         MONTHS         YEAR

Dividends per share             6.37(cents)   38.36(cents)   76.72(cents)

Annualized dividend rate        7.10%         7.25%          7.46%

30-day annualized yield         6.61%         -              -

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.56 over the past month, $10.49 over the past six months and $10.28 over the past year, you can compare the fund's income over these three periods.
The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. It does not reflect the cost of hedging and other currency gains and losses. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield would have been 6.31%. FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Jennifer Farrelly,
Portfolio Manager
of Fidelity U.S.
Equity Index
Portfolio
Q. CHRISTINE, HOW HAS THE FUND PERFORMED?
A. It's been a fairly good period for the taxable fixed income market and the fund's performance reflects that. For the six- and 12-month periods ended August 31, 1995, the fund's total returns were 7.65% and 11.06%, respectively. That was in line with the fund's benchmark - the Lehman Brothers Aggregate Bond Index - which returned 7.79% and 11.30%, respectively.
Q. WHAT DROVE THE BOND MARKETS' RALLY?
A. The Federal Reserve Board moved from a tightening mode, in which it raised interest rates to stave off future inflation, to an easing mode, in which it cut interest rates in order to sustain economic growth. As the market perceived that change to be taking place, yields fell and bond prices rose. As an example, the yield on a 10-year Treasury bond was 7.17% at the end of August 1994, rose to 7.83% at the beginning of 1995, and fell back to 6.29% at the end of the period.
Q. THE FUND'S BENCHMARK CONSISTS OF ABOUT 4,000 INDIVIDUAL SECURITIES. SINCE IT'S IMPRACTICAL FOR THE FUND TO OWN EACH AND EVERY ONE OF THESE SECURITIES, HOW DO YOU INVEST SO THAT THE FUND'S PERFORMANCE TRACKS THAT OF THE INDEX?
A. I use a technique called stratified sampling. Here's how that works. I start by dividing the benchmark index into subsectors including duration, sector, maturity, credit quality and others. I then construct a portfolio which replicates the characteristics of each subsector. As an example, let's consider duration. I set the duration of the fund - which measures how sensitive it is to changes in interest rates - and the distribution of duration to approximate the index. Then I identify securities that will give the fund the same duration breakdown as the index. I choose the securities that have the characteristics I need, and also offer the potential for performing better than other securities with similar characteristics. To do that, I draw on Fidelity's research staff and also consider current relative prices in a historical context. Generally, I look for more than one parameter at a time. For instance, I may need a mortgage security and a security with a five-year duration, so I will evaluate securities that combine both characteristics.
Q. SO WHAT CHANGES DID YOU MAKE DURING THE PAST SIX MONTHS?
A. The current market environment has made it more difficult to find securities that are undervalued. Valuation measures across different types and classes of securities are very compressed. By that I mean that there isn't as much difference in the relative value of various securities - based on sector, credit quality, maturity and structure - as there is historically. It's much easier to be opportunistic when valuations are all over the board and some bonds are cheap relative to others or to historical measures. Then you can pick securities that have the potential to richen - or increase in relative value. During the recent period I structured the fund to be more defensive, in anticipation of valuations becoming less compressed. For example, I shortened the duration of some bank bonds within the corporate sector. That way, if yield spreads widen again, the fund will be less negatively impacted. In the mortgage sector I've made some changes as well. I have been placing a greater emphasis on strategies which take advantage of seasoning differences in the mortgage market. With the recent market rally, prepayment rates have varied between newly originated and more seasoned issues, causing stronger performance for older securities.
Q. WHAT'S AHEAD FOR THE FUND?
A. More of the same. The fund's returns will be determined primarily by the direction of interest rates. Until there is some sort of market event - which will have a varying impact on different sectors of the taxable fixed-income market - duration will overwhelm the other factors that determine bond prices. As long as that holds true, it will be difficult for the fund to outpace the index. I expect that the fund's performance will continue to closely track the index, which is what it is designed to do. FUND FACTS
GOAL: to provide returns consistent with those of the Lehman Brothers Aggregate Bond Index
START DATE: March 8, 1990
SIZE: as of August 31, 1995, more than
$418 million
MANAGER: Christine Thompson, since 1990;
manager, bond portion of Fidelity Balanced
Fund, since 1993; bond portion of Fidelity Puritan
Fund, since 1991; and three trust portfolios, since March 1995; joined Fidelity in 1985
(checkmark)
CHRISTINE THOMPSON ON THE RECENT PERFORMANCE
OF THE TAXABLE BOND MARKET:
"During the past six months, sector
performance was dictated primarily by duration.
One of the more interesting things that
happened within the Lehman Brothers
Aggregate Bond Index was that the duration of the mortgage sector shortened. That's because as interest rates fell, the rate of mortgage prepayments increased. The shorter a security's duration, the less sensitive its price is to changes in interest rates. With shortening durations, returns in the mortgage sector benefited less from the market rally.
Meanwhile, the yield changes, coupon
payments and new issuance patterns caused the Treasury and corporate sectors to lengthen in duration, further strengthening their returns.
During the past six months, Treasury
securities, which made up about 47% of the index returned 7.74%; mortgage-backed securities, which were roughly 28% of the index, returned about 6.99%; corporate securities, which were roughly 17% of the index, returned 9.58%; agencies, which were just over 7% of the index, returned 7.61%; and asset-backed securities, which were just over 1% of the total, rose 5.84%."
INVESTMENT CHANGES


 QUALITY DIVERISFICATION AS OF AUGUST 31, 1995
(MOODY'S RATINGS)   % OF FUND'S INVESTMENTS    % OF FUND'S INVESTMENTS

                                               6 MONTHS AGO

Aaa                  73.4                       74.7

Aa                   3.4                        2.4

A                    10.4                       9.1

Baa                  9.6                        9.8

Ba                   .3                         .5

Not rated            .4                         1.2

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED "BA" OR BELOW WERE RATED INVESTMENT GRADE OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY, BUT DOWNGRADED SUBSEQUENT TO ACQUISITION DATE. AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years    8.2    8.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years    4.6    4.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF AUGUST 31, 1995 * AS OF FEBRUARY 28, 1995 **
Row: 1, Col: 1, Value: 2.5
Row: 1, Col: 2, Value: 3.5
Row: 1, Col: 3, Value: 23.5
Row: 1, Col: 4, Value: 25.0
Row: 1, Col: 5, Value: 45.7
Row: 1, Col: 1, Value: 2.5
Row: 1, Col: 2, Value: 3.3
Row: 1, Col: 3, Value: 22.3
Row: 1, Col: 4, Value: 25.5
Row: 1, Col: 5, Value: 47.4
U.S. government
and government
agency obligations 46.7%
Mortgage-backed
securities 26.0%
Corporate bonds 23.5%
Short-term investments 2.5%
Other 1.3%
FOREIGN INVESTMENTS 4.4%
U.S. government
and government
agency obligations 47.4%
Mortgage-backed
securities 26.5%
Corporate bonds 22.3%
Short-term investments 2.3%
Other 1.5%
FOREIGN INVESTMENTS 4.2%

*
**

INVESTMENTS AUGUST 31, 1995 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 23.5%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
BASIC INDUSTRIES - 0.5%
PAPER & FOREST PRODUCTS - 0.5%
Chesapeake Corp.:
 10 3/8%, 10/1/00 Baa3 $ 300,000 $ 342,825
 9 7/8%, 5/1/03 Baa3  900,000  1,037,673
Great Northern Nekoosa Corp.
 9 1/8%, 2/1/98 Baa2  750,000  792,405
TOTAL BASIC INDUSTRIES   2,172,903
ENERGY - 0.7%
ENERGY SERVICES - 0.7%
Petroliam Nasional Berhad yankee
 6 7/8%, 7/1/03 (b) A1  3,080,000  3,064,754
OIL & GAS - 0.0%
Societe Nationale Elf Aquitaine yankee
 7 3/4%, 5/1/99 Aa3  150,000  156,432
TOTAL ENERGY   3,221,186
FINANCE - 17.1%
ASSET-BACKED SECURITIES - 4.1%
Capital Auto Receivables Asset
 Trust 5.85%, 1/15/98 Aaa  504,194  500,807
Chase Manhattan Credit Card
 Master Trust
 8 3/4%, 8/15/99 Aaa  1,250,000  1,272,650
Discover Card Trust 6 1/8%,
 5/15/98  A2  1,670,000  1,666,343
KeyCorp Auto Grantor Trust
 5.80%, 7/15/00 A3  418,147  414,383
Premier Auto Trust 1994-3B
 6.80%, 12/02/98 Aa3  1,017,839  1,022,610
Standard Credit Card Master
 Trust I :
 9%, 8/7/97 A2  1,320,000  1,353,206
 8 1/4%, 10/7/97 A2  1,750,000  1,787,188
 5 1/2%, 9/7/98 A2  960,000  945,900
 6 1/4%, 9/7/98 A2  3,190,000  3,175,545
 4.85%, 3/7/99 A2  1,000,000  976,160
 9 1/4, 9/07/99 A2  2,290,000  2,443,842
 7.65%, 2/15/00 A2  430,000  442,094
United Federal Savings Bank
 Grantor Trust 1994-B
 6.975%, 7/10/00 Baa2  1,529,832  1,533,179
  17,533,907

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
BANKS - 7.2%
Bank of Boston Corp.:
 9 1/2%, 8/15/97 Baa1 $ 1,455,000 $ 1,538,660
 10.30%, 9/1/00 Baa1  1,461,000  1,461,000
Barnett Bank, Inc. 10 7/8%,
 3/15/03 A3  920,000  1,122,004
Corporacion Andina De Fomento
 yankee bonds 7 1/4%,
 4/30/98 (b) Baa3  3,000,000  2,970,000
Export-Import Bank Korea
 7.85%, 11/1/96 A1  2,000,000  2,035,760
First Fidelity Bancorporation
 8 1/2%, 4/1/98 A3  710,000  745,429
First Hawaiian Bank secured
 6.93%, 12/1/03 (b) A1  1,000,000  962,900
First Interstate Bancorp sub. notes
 12 3/4%, 5/1/97 A3  180,000  197,685
First Maryland Bancorp
 10 3/8%, 8/1/99 Baa1  750,000  840,615
First Security Corp.  7%,
 7/15/05 Baa1  750,000  738,848
Firstar Corp.
 7.15%, 9/1/00 A3  1,300,000  1,317,277
Fleet Financial Group, Inc.
 7 5/8%, 12/1/99 A3  1,000,000  1,037,190
Fleet/Norstar Financial Group, Inc.
 9.90%, 6/15/01 A3  1,390,000  1,577,094
Korea Development Bank
 6 1/4%, 5/1/00 A1  2,000,000  1,969,940
Merchants National Corp.
 9 7/8%, 10/1/99 A2  1,650,000  1,835,295
Midlantic Corp. :
 9.875%, 12/1/99 Baa1  530,000  585,586
 9.20%, 8/1/01 Baa1  1,051,000  1,167,566
NCNB Corp.
 10.20%, 7/15/15 A3  2,000,000  2,476,420
Nationsbank Corp.
 5 1/8%, 9/15/98 A2  190,000  183,341
Provident Bank
 7 1/8%, 3/15/03 Baa2  1,675,000  1,666,424
Shawmut Bank of Boston, NA
 euro 6.3125%, 2/24/97 (d) Baa2  120,000  119,850
Shawmut Corp.
 8 1/8%, 2/1/97 Baa1  680,000  697,360
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
Shawmut National Corp.:
 8 5/8%, 12/15/99 Baa2 $ 880,000 $ 945,622
 7.20%, 4/15/03 Baa2  1,000,000  1,006,520
Signet Banking Corp.
 9 5/8%, 6/1/99 Baa2  1,139,000  1,244,973
  30,443,359
CREDIT & OTHER FINANCE - 3.3%
CIT Group Holdings, Inc.
 6 5/8%, 6/15/05 Aa3  1,690,000  1,659,445
Fleet Mortgage Group, Inc.
 6 1/2%, 6/15/00 A3  800,000  793,920
Ford Motor Credit Co.:
 8%, 12/1/96 A1  1,000,000  1,021,650
 5 5/8%, 3/3/97 A1  1,250,000  1,238,550
General Motors Acceptance Corp.:
 5.05%, 10/18/96 A3  500,000  494,050  7.60%, 1/9/97 A3  400,000  407,048
 7 3/4%, 1/28/97 A3  750,000  765,075
 6% 12/30/98 A3  2,000,000  1,971,260
Greyhound Financial Corp.:
 8 1/4%, 3/11/97 Baa1  2,500,000  2,565,325
 6.95%, 1/28/98 Baa2  750,000  756,233
 8 1/2%, 5/1/98 Baa1  1,000,000  1,047,100
MNC Financial, Inc. sub. cap.
 notes 9 3/8%, 5/1/97 A3  197,000  206,495
Westinghouse Credit Corp.
 8.98%, 6/15/98 Ba1  1,000,000  1,042,140
  13,968,291
INSURANCE - 1.5%
Metropolitan Life Insurance Co.
 6.30%, 11/1/03 (b) Aa3  2,560,000  2,423,808
Nationwide Mutual Insurance Co.
 6 1/2%, 2/15/04 (b) Aa3  2,690,000  2,562,467
New York Life Insurance Co.
 6 2/5%, 12/15/03 (b) Aa2  1,500,000  1,441,620
  6,427,895
SAVINGS & LOANS - 1.0%
Great Western Financial Corp.
 6 3/8%, 7/1/00 Baa1  1,000,000  982,740

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)

Home Savings of America:
 10 1/4%, 12/5/96 A3 $ 500,000 $ 503,750
 6%, 11/1/00 A3  1,000,000  962,090
Household Bank
 8.45%, 12/10/02 A3  1,650,000  1,778,139
  4,226,719
TOTAL FINANCE   72,600,171
MEDIA & LEISURE - 0.4%
PUBLISHING - 0.4%
News America Holdings, Inc.:
 12%, 12/15/01 Baa3  1,100,000  1,232,979
 8 5/8%, 2/1/03 Baa3  355,000  385,637
TOTAL MEDIA & LEISURE   1,618,616
SERVICES - 0.2%
LEASING & RENTAL - 0.2%
U. S. Leasing International, Inc.
 8 3/47%, 12/1/01 A1  1,000,000  1,093,820
TECHNOLOGY - 1.3%
COMPUTERS & OFFICE EQUIPMENT - 0.8%
Comdisco, Inc.:
 7 1/4%, 4/15/98 Baa2  1,565,000  1,594,203  9.30%, 6/27/00 Baa2  1,250,000
1,377,125
 9 1/4%, 7/6/00 Baa2  375,000  412,388
  3,383,716
ELECTRONICS - 0.5%
Grupo Condumex SA de CV
 6 1/4%, 7/27/96 (b) --  2,040,000  1,958,400
TOTAL TECHNOLOGY   5,342,116
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.3%
AMR Corp.:
 7 3/4%, 12/1/97 Baa3  1,000,000  1,021,450
 9 1/2%, 7/15/98 Baa3  250,000  266,690
TOTAL TRANSPORTATION   1,288,140
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
UTILITIES - 3.0%
ELECTRIC UTILITY - 2.1%
British Columbia Hydro & Power
 Authority gtd. 15%,
 4/15/11 Aa2 $ 1,831,000 $ 2,018,092
Gulf States Utilities Co. 1st mtg.
 6.67%, 11/1/96 Baa3  2,430,000  2,435,808
Long Island Lighting Co.
 8 3/4%, 5/1/96 Baa3  2,400,000  2,439,024
United Illuminating Co.:
 7 3/8%, 1/15/98 Baa3  1,500,000  1,515,615
 9.76%, 1/2/06 Baa3  337,000  353,692
  8,762,231
GAS - 0.9%
Southwest Gas Co.
 9 3/4%, 6/15/02 Baa3  2,250,000  2,563,358
Transco Energy Co.
 9 1/8%, 5/1/98 Baa2  950,000  1,006,459
Transcontinental Gas Pipe
 Line Corp. 9%, 11/15/96 Baa1  100,000  102,989
  3,672,806
TOTAL UTILITIES   12,435,037
TOTAL NONCONVERTIBLE BONDS
 (Cost $99,657,789)   99,771,989
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 46.7%
U.S. TREASURY OBLIGATIONS - 38.4%
 8%, 10/15/96 Aaa  3,360,000  3,440,842
 4 3/8%, 11/15/96 Aaa  3,100,000  3,050,121
 7 1/4%, 11/15/96 Aaa  2,020,000  2,054,401
 8 1/2%, 5/15/97 Aaa  12,820,000  13,366,901
 8 3/4%, 10/15/97 Aaa  5,050,000  5,334,871
 5 5/8%, 1/31/98 Aaa  1,575,000  1,564,416
 9 1/4%, 8/15/98 Aaa 10,060,000   10,940,250
 5 1/8%, 12/31/98 Aaa  1,335,000  1,299,743
 7 3/4%, 12/31/99 Aaa  17,520,000  18,620,431
 7 7/8%, 8/15/01 Aaa  12,900,000  13,986,438
 6 1/4%, 2/15/03 Aaa  5,235,000  5,229,294
 11 1/4%, 8/15/03 Aaa  180,000  233,550
 11 7/8%, 11/15/03 Aaa  1,880,000  2,539,767
 11 3/4%, 2/15/10 Aaa  7,780,000  10,708,470

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
 12 3/4%, 11/15/10 Aaa $ 250,000 $ 365,430
 9 7/8%, 11/15/15 Aaa  12,500,000  16,793,000
 9%, 11/15/18 Aaa  14,250,000  17,903,843
 8 7/8%, 2/15/19 Aaa  13,210,000  16,417,520
 8 1/8%, 8/15/19 Aaa  6,860,000  7,931,875
 12%, 8/15/23 Aaa  7,815,000  11,441,629
TOTAL U.S. TREASURY OBLIGATIONS   163,222,792
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.3%
Federal Agricultural Mortgage Corp.
 6.92%, 8/10/02 Aaa  1,040,000  1,068,925
Federal Home Loan Bank:
 4.89%, 10/14/98 (callable) Aaa  620,000  595,894
 5.60%, 2/23/99 (callable) Aaa  3,000,000  2,906,250
 6.37%, 6/30/03 Aaa  510,000  503,067
Federal Home Loan Mortgage Corp.
 5.60%, 3/1/99 (callable) Aaa  1,910,000  1,854,491
Federal National Mortgage Association:
 5.20%, 7/10/98 (callable) Aaa  810,000  788,010  3%, 7/13/98 (e) Aaa
710,000  702,567
 4.70%, 9/10/98 (callable) Aaa  650,000  622,324
 5.30%, 12/10/98 (callable) Aaa  730,000  708,560Government Trust
Certificates
 (assets of the Trust guaranteed by
 U.S. Government through Defense
 Security Assistance Agency):
 Class G-2, 8%,
  5/15/98 Aaa  1,326,277  1,357,232
 Class 1-C, 9 1/4%,
  11/15/01 Aaa  860,000  941,562
 Class 2-E, 9.40%,
  5/15/02 Aaa  1,310,000  1,440,646
 Class T-2, 9 5/8%,
  5/15/02 Aaa  520,000  572,650Government Trust Certificates
 (assets of Trust guaranteed
 by U.S. Government through
 Export-Import Bank):
 Series 1992-A, 7.02%,
  9/01/04 Aaa  602,213  617,174  Series 1994-F, 8.178%,
  12/15/04 Aaa  3,360,913  3,564,944  Series 1995-A, 6.28%,
  6/15/04 Aaa  2,510,000  2,486,155
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Private Export Funding Corp.:
 7 1/8%, 10/31/96 Aaa $ 1,000,000 $ 1,012,300  5 3/4%, 4/30/98 Aaa
1,090,000  1,077,269  9 1/2%, 3/31/99 Aaa  1,340,000  1,482,710  6.90%,
1/31/03 Aaa  150,000  153,120  5.65%, 3/15/03 Aaa  1,080,000  1,056,024  8
3/4%, 6/30/03 Aaa  1,530,000  1,730,035  5.48%, 9/15/03 Aaa  212,500
204,383  6.86%, 4/30/04 Aaa  472,500  477,986State of Israel (guaranteed by

 U.S. Government through Agency
 for International Development):
  7 3/4%, 4/1/98 Aaa  297,008  303,358
  6%, 2/15/99 Aaa  450,000  447,001
  5 3/4%, 3/15/00 Aaa  1,030,000  1,009,400
  8%, 11/15/01 Aaa  1,000,000  1,076,430
  8 1/2%, 4/1/06 Aaa  2,705,000  2,990,729
Student Loan Marketing Association
 8.14%, 10/15/03 Aaa  420,000  457,275
U.S. Housing & Urban Development
 8.27%, 8/1/03 Aaa  1,000,000  1,093,438
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   35,301,909
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $194,708,580)   198,524,701
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 26.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.0%
 6 1/2%, 10/1/07 Aaa  1,015,988  1,001,063
 8%,  7/1/16 Aaa  39,428  40,235
 8 1/2%,  9/1/19 Aaa  47,950  49,493
 9%, 11/1/01 Aaa  922,339  955,774
 9%, 10/1/16 Aaa  460,230  485,685
 9 1/2%, 10/1/8 to 9/1/18 Aaa  1,590,159  1,677,776  10%,  6/1/20 Aaa
347,596  377,576
 10 1/2%, 1/1/01 to 2/1/19 Aaa  1,159,553  1,254,245
 11%, 1/1/06 to 9/1/20 Aaa  5,433,208  5,954,113
 11 1/2%, 8/1/13 to 2/1/15  Aaa  62,651  69,084  11 3/4%,  9/1/13 Aaa
119,948  131,757


 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
 12%, 2/1/13 to 7/1/15 Aaa $ 118,503 $ 131,400
 12 3/4%, 8/1/12 to 3/1/14 Aaa  182,460  202,076
 13 1/2%, 1/1/23 Aaa  547,414  613,104
  12,943,381
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.8%
 5 1/2%, 1/1/09 to 5/1/09 Aaa  7,415,855  7,019,551
 6%, 1/1/01 to 9/1/02 Aaa  13,146,550  12,880,193
 6 1/2%, 11/1/08 to 9/1/24 Aaa  6,066,556  5,856,786
 7%, 6/1/23 to 8/1/25 Aaa  3,966,223  3,898,483
 7 1/2%, 11/1/07 to 8/1/25 Aaa  4,205,588  4,252,712
 8 1/2%, 6/1/17 to 7/1/24 Aaa  4,831,133  4,993,399
 9 1/2%, 12/1/24 to 6/1/25 Aaa  4,775,916  5,023,644
 10 3/4%, 8/1/10 to 5/1/14 Aaa  468,603  514,102
 11 1/4%,  5/1/14 Aaa  101,243  112,159
 11 1/2%,  8/1/14 Aaa  265,657  296,539
 12 1/4%,  6/1/13 Aaa  45,298  50,281
 12 1/2%,  1/1/15 Aaa  70,618  78,562
 13%, 12/1/14 to 1/1/15 Aaa  107,749  120,139
 13 1/4%,  2/1/13 Aaa  10,640  11,917
 13 1/2%, 8/1/14 to 11/1/14 Aaa  86,487  96,866
 14%, 3/1/12 to 10/1/14 Aaa  406,437  459,274
  45,664,607
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 12.2%
 6 1/2% 6/15/23 to 6/15/24 Aaa  8,497,963  8,144,702
 7% 12/15/22 to 9/15/23 Aaa  3,168,110  3,113,650
 7 1/2%, 2/15/17 to 9/15/25 Aaa  19,758,933  19,870,731
 8%, 11/15/16 to 11/15/22 Aaa  4,314,416  4,428,223
 8 1/2%, 3/15/17 to 10/15/22 . Aaa  2,732,052  2,846,049
 9%, 7/15/18 to 5/15/25 Aaa  8,980,786  9,428,641
 9 1/2%, 1/15/19 to 7/15/25 Aaa  1,758,430  1,869,260
 10%, 6/15/13 to 10/15/18 Aaa  1,847,220  2,015,549
 11 1/2%, 7/15/10 to 8/15/13. Aaa  4,551  5,132
  51,721,937
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $109,700,704)  110,329,925
COMMERCIAL MORTGAGE SECURITIES - 0.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
Resolution Trust Corp. Commercial
 Series 1994:
 C2 Class A-4, 7 1/2%,
  4/25/25 Aaa $ 373,465 $ 375,215
 C1 Class A-4 7 1/4%,
  6/25/26 Aaa  882,042  879,286
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $1,250,955)   1,254,501
FOREIGN GOVERNMENT OBLIGATIONS (C) - 1.0%
Malaysia euro 9 1/2%,
 10/31/96 A1  1,070,000  1,106,294
Ontario Province yankee
 7 3/4%, 6/4/02  Aa3  2,000,000  2,114,820
Victorian Public Authorities Finance
 Agency 8.45%, 10/1/01  Aa2  1,000,000  1,084,930
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $4,315,686)   4,306,044
REPURCHASE AGREEMENTS - 2.5%
 MATURITY VALUE
 AMOUNT (NOTE 1)
  (000S) (000S)
Investments in repurchase agreements
 (U.S. Treasury obligations), in a
 joint trading account at 5.82%
 dated 8/31/95 due 9/1/95  $ 10,504,698  10,503,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $420,136,714) $ 424,690,160
LEGEND
7.Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
8.Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,383,949 or 3.7% of net assets.
9.Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
10.For financial statement purposes, the maturity amount is calculated based on the rate at period end.
11.Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 86.9% AAA, AA, A 84.3%
Baa  9.6% BBB  10.9%
Ba  0.3% BB  0.6%
B  0.0% B  0.0%
Caa  0.0% CCC  0.0%
Ca, C  0.0% CC, C  0.0%
D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 0.5% .
INCOME TAX INFORMATION
At August 31,1995, the aggregate cost of investment securities for income tax purposes was $420,145,101. Net unrealized appreciation aggregated $4,545,059, of which $8,035,168 related to appreciated investment securities and $3,490,109 related to depreciated investment securities.
At Februrary 28,1995, the fund had a capital loss carryforward of approximately $5,486,000 which will expire on Februrary 28, 2003.
The fund has elected to defer to its fiscal year ending Februrary 28, 1996, approximately $4,392,000 of losses recognized during the period November 1, 1994 to Februrary 28, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



AMOUNTS IN THOUSANDS  AUGUST 31, 1995 (UNAUDITED)

ASSETS                                                                                       12.            13.

14.Investment in securities, at value (including repurchase agreements of $10,503,000)       15.            $ 424,690,160
(cost $420,136,714) - See accompanying schedule

16.Cash                                                                                       17.             606,253


18.Receivable for investments sold                                                           19.             3,259,960

20.Interest receivable                                                                        21.             5,600,386

22.Receivable from investment adviser for expense reductions                                  23.             97,664

24. 25.TOTAL ASSETS                                                                           26.             434,254,423

LIABILITIES                                                                                   27.            28.

29.Payable for investments purchased                                                          $ 15,802,370   30.

31.Distributions payable                                                                       212,693       32.

33.Accrued management fee                                                                      109,213       34.

35.Other payables and accrued expenses                                                         126,221       36.

37. 38.TOTAL LIABILITIES                                                                       39.             16,250,497

40.NET ASSETS                                                                                  41.            $ 418,003,926

42.Net Assets consist of:                                                                      43.            44.

45.Paid in capital                                                                             46.            $ 425,062,197

47.Distributions in excess of net investment income                                            48.             (342,144)

49.Accumulated undistributed net realized gain (loss) on investments                           50.             (11,269,573)

51.Net unrealized appreciation (depreciation) on investments                                   52.             4,553,446

53.NET ASSETS, for 39,292,385 shares outstanding                                               54.            $ 418,003,926

55.NET ASSET VALUE, offering price and redemption price per share ($418,003,926
(divided by) 39,292,385                                                                        56.             $10.64
shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

INVESTMENT INCOME                                                                   58.          $ 14,595,981
57.Interest

EXPENSES                                                                            59.          60.

61.Management fee                                                                   $ 614,403    62.

63.Transfer agent fees                                                               441,884     64.

65.Accounting fees and expenses                                                      77,859      66.

67.Non-interested trustees' compensation                                             936         68.

69.Custodian fees and expenses                                                       25,234      70.

71.Registration fees                                                                 17,833      72.

73.Audit                                                                             18,370      74.


75.Legal                                                                             1,678       76.


77.Miscellaneous                                                                     798         78.

79. Total expenses before reductions                                                 1,198,995   80.

81. Expense reductions                                                               (581,156)    617,839

82.83.NET INVESTMENT INCOME                                                         84.           13,978,142

REALIZED AND UNREALIZED GAIN (LOSS)                                                 86.           (1,309,104)
85.Net realized gain (loss) on investment securities

87.Change in net unrealized appreciation (depreciation) on investment securities    88.           15,415,022

89.90.NET GAIN (LOSS)                                                               91.           14,105,918

92.93.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               94.          $ 28,084,060


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                                                           SIX MONTHS      YEAR ENDED
                                                                                               ENDED AUGUST    FEBRUARY 28,
                                                                                               31, 1995        1995
                                                                                               (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

95.Operations                                                                                  $ 13,978,142    $ 25,192,907
Net investment income

96. Net realized gain (loss)                                                                    (1,309,104)     (10,706,754)

97. Change in net unrealized appreciation (depreciation)                                        15,415,022      (7,806,576)

98. 99.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          28,084,060      6,679,577

100.Distributions to shareholders from net investment income                                    (14,044,712)    (24,634,207)

101.Share transactions                                                                          71,385,539      148,587,282
Net proceeds from sales of shares

102. Reinvestment of distributions                                                              12,802,599      22,389,755

103. Cost of shares redeemed                                                                    (34,905,242)    (86,844,254)

104.105.                                                                                        49,282,896      84,132,783
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS

106.                                                                                            63,322,244      66,178,153
107.TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS                                                                                     108.            109.

110. Beginning of period                                                                        354,681,682     288,503,529

111.                                                                                           $ 418,003,926   $ 354,681,682
End of period (including distributions in excess of net investment income of $(342,144) and
$(275,574), respectively)

OTHER INFORMATION                                                                              113.            114.
112.Shares

115. Sold                                                                                       6,785,868       14,168,508

116. Issued in reinvestment of distributions                                                    1,217,235       2,193,629

117. Redeemed                                                                                   (3,322,785)     (8,384,945)

118. Net increase (decrease)                                                                    4,680,318       7,977,192


FINANCIAL HIGHLIGHTS



119.                         SIX MONTHS        YEARS                      FOUR MONTHS    YEARS                    MARCH 8, 1990
                             ENDED             ENDED                      ENDED          ENDED                    (COMMENCEME
                             AUGUST 31, 1995   FEBRUARY 28,               FEBRUARY 28,   OCTOBER 31,              NT OF
                                                                                                                  OPERATIONS) TO
                                                                                                                 OCTOBER 31,

120.                         (UNAUDITED)       1995           1994 D      1993           1992          1991       1990

121.SELECTED PER-SHARE DATA

122.Net asset value,
beginning                    $ 10.250          $ 10.830       $ 11.070    $ 10.910       $ 10.710      $ 10.040   $ 10.000
of period

123.Income from Investment   .383              .718           .697        .260           .839          .863       .559
Operations
Net investment income

124. Net realized and
unrealized                    .391              (.542)         (.110)      .324           .277          .668       .040

 gain (loss)

125. Total from investment    .774              .176           .587        .584           1.116         1.531      .599
operations

126.Less Distributions        (.384)            (.756)         (.727)      (.254)         (.836)        (.861)     (.559)
From net investment income

127. From net realized gain   -                 -              (.070)      (.170)         (.080)        -          -
 on investments

128. In excess of net realized -                -              (.030)      -              -             -          -
gain
 on investments

129. Total distributions      (.384)            (.756)         (.827)      (.424)         (.916)        (.861)     (.559)

130.Net asset value, end of  $ 10.640          $ 10.250       $ 10.830    $ 11.070       $ 10.910      $ 10.710   $ 10.040
period

131.TOTAL RETURN B, C        7.65%             1.90%          5.38%       5.50%          10.84%        15.86%     6.14%

132.RATIOS AND SUPPLEMENTAL DATA

133.Net assets, end of period $ 418,004        $ 354,682      $ 288,504   $ 123,351      $ 86,149      $ 39,144   $ 25,600
(000 omitted)

134.Ratio of expenses to      .32% A            .32%           .32%        .32% A         .32%          .32%       .32% A
average
net assets

135.Ratio of expenses to      .62% A            .57%           .66%        .87% A         .83%          .90%       .84% A
average net assets before
expense reductions

136.Ratio of net investment   7.24% A           7.58%          6.93%       7.34% A        7.70%         8.33%      8.62% A
income to average net assets

137.Portfolio turnover rate   166% A            73%            160%        89% A          113%          50%        62% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE MARCH 1,1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
FIdelity U.S. Bond Index Portfolio (the fund) is a fund of Fidelity Institutional Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $365,909,742 and $315,027,732, respectively, of which U.S. government and government agency obligations aggregated $320,390,616 and $287,786,712, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .32% of the fund's average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. Fidelity Service Co., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .32% of average net assets. For the period, the reimbursement reduced the fund's expenses by $581,156.





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Christine Thompson, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES